In-process research and development and goodwill (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
In-process research and development and Goodwill
In-process research and development, Impairment	$ (5,228)
Goodwill, Cost	7,256	$ 2,200
Goodwill, Additions		5,056
Goodwill, Total	7,256	7,256
In-process research and development and Goodwill Total, Additions		36,379
In-process research and development and Goodwill Total, Disposals	(5,228)
In-process research and development and Goodwill, Total	38,579	43,807	$ 7,428
In process research and development
In-process research and development and Goodwill
In-process research and development, Beginning of Period	36,551	5,228
In-process research and development, Additions		31,323
In-process research and development, Impairment	(5,228)
In-process research and development, Total	$ 31,323	$ 36,551